--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  JUNE 30, 2002
--------------------------------------------------------------------------------


                                   VALUE LINE

                                LEVERAGED GROWTH

                                 INVESTORS, INC.




                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS



INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Alan N. Hoffman
                       VICE PRESIDENT
                       Philip J. Orlando
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).
                                                                         #522855

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

                                                     TO OUR VALUE LINE LEVERAGED
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

Despite the difficult environment for equity investment during the first six months of 2002 -- especially for investment in large-capitalization growth stocks -- we are pleased that your Fund almost matched the first-half return of the benchmark Standard & Poor's 500 Index (including reinvested dividends). The actual results are as follows:

                              LEVERAGED       S&P(1)
                                GROWTH         500
                             -----------   -----------
First half, 2002 .........     -13.69%       -13.16%

The market we've encountered over the past several months has been shaped by an extremely negative psychological overhang, brought about by the unrelenting juggernaut of unfolding headlines. When the force of the Enron/Andersen imbroglio began to fade, Tyco International and its chairman were there to draw the attention. Other big companies, like General Electric and IBM, also fell under suspicion. Global Crossing joined the parade a little later, and then we got the news about WorldCom. In other words, the run of corporate malfeasance disclosures has thoroughly dispirited the marketplace, and enthusiasm is so difficult to jump-start because investors are terrified that there might be more shockers waiting in the wings.

This negative psychology is truly a shame, because the U.S. economy has shown some real recovery from levels almost everyone thought were the makings of a protracted recession. In terms of GDP growth, manufacturing, productivity, and several other segments of the economy, significant progress has been made over the first half of the year. (For more detailed information about our view of the economy, please read our "Economic Observations" nearby.)

The consumer has been the mainstay of the recent economy, and that's where we have been getting our best relative returns. Retail spending has remained vibrant, and we've had good returns from both general merchandise stores and some of the big-box specialty stores. Also, the weak stock market has prompted money to flow into the nation's housing stock, which is benefiting both the building supply sector and the large, nationwide homebuilders.

The market's travails over the past several months make forecasting its future course difficult, but let's try it. Let us assume that we've seen the end of the big corporate blowups, and that is definitely an assumption. As these situations and those like it filter out of the market's collective memory into the fall, investment fundamentals will again capture investors' attentions, especially because earnings comparisons should improve as we anniversary some weak results back in 2001. Under that scenario, stocks could begin trading higher later this year, and with interest rates low and inflation under control, it's entirely possible that 2003 could be a fairly good one for equity holders.

We thank you for your continued confidence in Value Line, and we look forward to a more upbeat report on the second half of the year.

                                        Sincerely,


                                        /s/ Jean Bernhard Buttner


                                       Jean Bernhard Buttner
                                       CHAIRMAN AND PRESIDENT
August 5, 2002

--------------------------------------------------------------------------------
(1) THE S & P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


--------------------------------------------------------------------------------
2

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

GROWTH INVESTORS SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which accelerated markedly earlier this year, has now moved back onto a slower, but, we believe, ultimately sustainable upward path. Our cautious optimism on the business outlook reflects the ongoing strength in such key sectors as housing and retailing, and the gradual emergence of the industrial sector from its deep slump. Also contributing to the likely sustained business expansion are continued low interest rates. The Federal Reserve, which put into effect a succession of interest rate cuts last year, now appears in no hurry to lift borrowing costs, even though economic activity is firming up. Overall, we expect the economy to expand by some 3% in the second half of this year and to then proceed at a similar pace in 2003. Our expectations assume that oil supplies will remain high enough, notwithstanding the continuing turmoil in the Middle East, and that equity prices will stabilize sufficiently so that consumers do not rein in their spending to any significant degree.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, or a prolonged rise in oil prices, inflation should remain on the modest side through 2003, and perhaps beyond.

Finally, the Federal Reserve, which, as noted, had been aggressive in reducing interest rates in order to promote stronger economic activity, has completed its extended rate reduction cycle. We believe the Fed will now keep interest rates at current levels until well into 2003.



PERFORMANCE DATA:**

                                         AVERAGE ANNUAL   GROWTH OF AN ASSUMED
                                          TOTAL RETURN    INVESTMENT OF $10,000
                                         --------------   ---------------------
 1 year ended 6/30/02 .................       -18.96%            $ 8,104
 5 years ended 6/30/02 ................        +6.25%            $13,539
10 years ended 6/30/02 ................       +12.56%            $32,656

--------------------------------------------------------------------------------
** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.


--------------------------------------------------------------------------------

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                                 VALUE          PERCENTAGE
ISSUE                                           SHARES      (IN THOUSANDS)     OF NET ASSETS
--------------------------------------------------------------------------------------------
Fifth Third Bancorp ........................   250,000          $16,663             4.0%
Harley-Davidson, Inc. ......................   300,000           15,381             3.7
Kohl's Corp. ...............................   200,000           14,016             3.4
Medtronic, Inc. ............................   320,000           13,712             3.3
Lowe's Companies, Inc. .....................   300,000           13,620             3.3
HCA, Inc. ..................................   280,000           13,300             3.2
American International Group, Inc. .........   175,000           11,940             2.9
Bed Bath & Beyond Inc. .....................   300,000           11,322             2.7
Microsoft Corp. ............................   200,000           10,940             2.7
Citigroup, Inc. ............................   275,000           10,656             2.6

FIVE LARGEST INDUSTRY CATEGORIES

                                                                 VALUE          PERCENTAGE
INDUSTRY                                                    (IN THOUSANDS)     OF NET ASSETS
--------------------------------------------------------------------------------------------
Financial Services - Diversified .......................        $47,557            11.5%
Medical Services .......................................         39,071             9.5
Medical Supplies .......................................         35,372             8.6
Computer Software & Services ...........................         33,499             8.1
Retail - Special Lines .................................         33,459             8.1

FIVE LARGEST NET SECURITY PURCHASES*

                                                                                   COST
ISSUE                                                                         (IN THOUSANDS)
--------------------------------------------------------------------------------------------
Polycom, Inc. ............................................................        $4,359
Lennar Corp. .............................................................         3,715
Pulte Homes, Inc. ........................................................         3,705
Whirlpool Corp. ..........................................................         3,699
Texas Instruments, Inc. ..................................................         3,689

FIVE LARGEST NET SECURITY SALES*

                                                                                 PROCEEDS
ISSUE                                                                         (IN THOUSANDS)
--------------------------------------------------------------------------------------------
International Business Machines Corp. ....................................        $7,817
Harley-Davidson, Inc. ....................................................         6,519
AOL Time Warner, Inc. ....................................................         6,472
Fifth Third Bancorp ......................................................         5,494
Kohl's Corp. .............................................................         5,280

* FOR THE SIX MONTH PERIOD ENDED 6/30/02
--------------------------------------------------------------------------------
4

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
-------------------------------------------------------------------------------
COMMON STOCKS (107.4%)
           ADVERTISING (1.9%)
175,000    Omnicom Group, Inc. ...................................  $ 8,015

           AEROSPACE/DEFENSE (2.8%)
 60,000    General Dynamics Corp. ................................    6,381
 45,000    L-3 Communications
            Holdings, Inc.* ......................................    2,430
 70,000    Raytheon Co. ..........................................    2,853
                                                                    -------
                                                                     11,664
           BANK (3.7%)
 70,300    BB&T Corp. ............................................    2,714
160,000    State Street Corp. ....................................    7,152
100,000    Zions Bancorporation ..................................    5,210
                                                                    -------
                                                                     15,076
           BANK -- MIDWEST (5.2%)
250,000    Fifth Third Bancorp ...................................   16,663
200,000    U.S. Bancorp ..........................................    4,670
                                                                    -------
                                                                     21,333
           BEVERAGE --
            SOFT DRINK (1.1%)
 95,000    PepsiCo, Inc. .........................................    4,579

           BIOTECHNOLOGY (2.0%)
120,000    Amgen Inc.* ...........................................    5,026
140,000    Immunex Corp.* ........................................    3,127
                                                                    -------
                                                                      8,153
           CHEMICAL --
            SPECIALTY (1.4%)
175,000    International Flavors &
            Fragrances, Inc. .....................................    5,686

           COMPUTER &
            PERIPHERALS (1.1%)
165,000    Adaptec, Inc.* ........................................    1,302
125,000    Dell Computer Corp.* ..................................    3,267
                                                                    -------
                                                                      4,569

                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
-------------------------------------------------------------------------------
           COMPUTER SOFTWARE &
            SERVICES (8.1%)
120,000    Adobe Systems, Inc. ...................................  $ 3,420
251,175    Fiserv, Inc.* .........................................    9,221
200,000    Microsoft Corp.* ......................................   10,940
255,000    Network Associates, Inc.* .............................    4,914
110,000    Paychex, Inc. .........................................    3,442
105,000    Peoplesoft, Inc.* .....................................    1,562
                                                                    -------
                                                                     33,499
           DRUG (2.9%)
 79,700    Biovail Corp.* ........................................    2,308
 85,000    MedImmune, Inc.* ......................................    2,244
216,000    Pfizer, Inc. ..........................................    7,560
                                                                    -------
                                                                     12,112
           EDUCATIONAL
            SERVICES (1.1%)
116,300    Education Management Corp.* ...........................    4,737

           ELECTRICAL
            EQUIPMENT (2.1%)
300,000    General Electric Co. ..................................    8,715

           ENTERTAINMENT
            TECHNOLOGY (1.0%)
 60,000    Electronic Arts Inc.* .................................    3,963

           FINANCIAL SERVICES --
            DIVERSIFIED (11.5%)
175,000    American International
            Group, Inc. ..........................................   11,940
 65,000    Capital One Financial Corp. ...........................    3,968
275,000    Citigroup, Inc. .......................................   10,656
 67,000    Federal Home Loan
            Mortgage Corp. .......................................    4,100
 55,000    Federal National Mortgage
            Association ..........................................    4,056
 65,000    Hartford Financial Services
            Group, Inc. (The) ....................................    3,866
 85,000    Household International, Inc. .........................    4,225
 70,000    MGIC Investment Corp. .................................    4,746
                                                                    -------
                                                                     47,557


--------------------------------------------------------------------------------

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
-------------------------------------------------------------------------------
           FOOD WHOLESALERS (1.3%)
210,000    Supervalu, Inc. .......................................  $ 5,151

           FURNITURE/HOME
            FURNISHINGS (0.3%)
 23,236    Mohawk Industries, Inc.* ..............................    1,430

           GROCERY (1.3%)
180,000    Safeway, Inc.* ........................................    5,254

           HOME APPLIANCE (0.9%)
 55,000    Whirlpool Corp. .......................................    3,595

           HOMEBUILDING (3.6%)
 60,000    Centex Corp. ..........................................    3,467
 65,700    KB Home ...............................................    3,384
 65,000    Lennar Corp. ..........................................    3,978
 70,000    Pulte Homes, Inc. .....................................    4,024
                                                                    -------
                                                                     14,853
           HOUSEHOLD
            PRODUCTS (0.9%)
 70,000    Colgate-Palmolive Co. .................................    3,504

           INSURANCE -- LIFE (0.9%)
150,000    UnumProvident Corp. ...................................    3,818

           MEDICAL SERVICES (9.5%)
280,000    HCA, Inc. .............................................   13,300
165,000    Healthsouth Corp.* ....................................    2,110
148,200    Laboratory Corp. of America
            Holdings* ............................................    6,765
135,000    Oxford Health Plans, Inc.* ............................    6,272
 80,000    Tenet Healthcare Corp.* ...............................    5,724
100,000    Universal Health
            Services, Inc.* ......................................    4,900
                                                                    -------
                                                                     39,071

                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
-------------------------------------------------------------------------------
           MEDICAL SUPPLIES (8.6%)
150,000    Biomet, Inc. ..........................................  $ 4,068
 59,500    Cardinal Health, Inc. .................................    3,654
124,500    Fisher Scientific
            International, Inc.* .................................    3,486
200,000    Johnson & Johnson .....................................   10,452
320,000    Medtronic, Inc. .......................................   13,712
                                                                    -------
                                                                     35,372
           OFFICE EQUIPMENT &
            SUPPLIES (1.0%)
200,000    Staples, Inc.* ........................................    3,940

           OILFIELD SERVICES/
            EQUIPMENT (2.3%)
140,000    BJ Services Co.* ......................................    4,743
125,000    Noble Corporation* ....................................    4,825
                                                                    -------
                                                                      9,568
           RAILROAD (0.7%)
125,000    Norfolk Southern Corp. ................................    2,923

           RECREATION (4.9%)
300,000    Harley-Davidson, Inc. .................................   15,381
225,000    Mattel, Inc. ..........................................    4,743
                                                                    -------
                                                                     20,124
           RESTAURANT (0.6%)
 75,000    Cheesecake Factory,
            Incorporated (The)* ..................................    2,661

           RETAIL BUILDING
            SUPPLY (4.4%)
120,000    Home Depot, Inc. (The) ................................    4,408
300,000    Lowe's Companies, Inc. ................................   13,620
                                                                    -------
                                                                     18,028


--------------------------------------------------------------------------------
6

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
-------------------------------------------------------------------------------
           RETAIL -- SPECIAL
            LINES (8.1%)
270,000    Abercrombie & Fitch Co.
            Class "A"* ..........................................  $  6,512
160,000    American Eagle Outfitters, Inc.* .....................     3,382
337,500    AnnTaylor Stores Corp.* ..............................     8,569
300,000    Bed Bath & Beyond, Inc.* .............................    11,322
 90,000    Best Buy Co., Inc.* ..................................     3,267
 12,400    Linens 'n Things, Inc.* ..............................       407
                                                                   --------
                                                                     33,459
           RETAIL STORE (7.3%)
130,000    Costco Wholesale Corp.* ..............................     5,021
200,000    Kohl's Corp.* ........................................    14,016
135,000    Target Corp. .........................................     5,143
110,000    Wal-Mart Stores, Inc. ................................     6,051
                                                                   --------
                                                                     30,231
           SEMICONDUCTOR (0.7%)
120,000    Texas Instruments, Inc. ..............................     2,844

           TELECOMMUNICATIONS
            EQUIPMENT (1.4%)
145,000    Polycom, Inc.* .......................................     1,738
140,000    QUALCOMM Incorporated* ...............................     3,849
                                                                   --------
                                                                      5,587

                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
-------------------------------------------------------------------------------
           TELECOMMUNICATION
            SERVICES (0.6%)
 40,000    Telephone & Data
            Systems, Inc. .......................................  $  2,422

           THRIFT (1.1%)
120,000    Washington Mutual, Inc. ..............................     4,453

           TOBACCO (0.9%)
 86,000    Philip Morris Companies, Inc. ........................     3,756

           TRUCKING/TRANSPORTATION
            LEASING (0.2%)
 27,800    Hunt (J.B.) Transport
            Services, Inc.* .....................................       821
                                                                   --------
           TOTAL COMMON STOCKS
            AND TOTAL INVESTMENT
            SECURITIES (107.4%)
            (COST $299,699,000) .................................   442,523

           EXCESS OF LIABILITIES
            OVER CASH AND OTHER
            ASSETS (-7.4%) ......................................   (30,540)
                                                                   --------
           NET ASSETS (100.0%) ..................................  $411,983
                                                                   ========
           NET ASSET VALUE,
            OFFERING AND
            REDEMPTION PRICE PER
            OUTSTANDING SHARE
            ($411,983,016 \d 12,422,137
            SHARES OF CAPITAL STOCK
            OUTSTANDING) ........................................  $  33.17
                                                                   ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      (IN THOUSANDS
                                                     EXCEPT PER SHARE
                                                          AMOUNT)
                                                     ----------------
ASSETS:
Investment securities, at value
   (Cost - $299,699) .................................    $442,523
Cash .................................................          19
Dividends receivable .................................         335
Receivable for capital shares sold ...................          26
Prepaid insurance expense ............................          18
                                                          --------
  TOTAL ASSETS .......................................     442,921
                                                          --------
LIABILITIES:
Payable for line of credit outstanding ...............      30,325
Payable for capital shares repurchased ...............         140
Accrued expenses:
 Advisory fee ........................................         264
 Service and distribution plan
    fees payable .....................................          88
 Other ...............................................         121
                                                          --------
  TOTAL LIABILITIES ..................................      30,938
                                                          --------
NET ASSETS ...........................................    $411,983
                                                          ========
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   12,422,116 shares) ................................    $ 12,422
Additional paid-in capital ...........................     232,433
Accumulated net investment loss ......................      (1,421)
Undistributed net realized gain
   on investments ....................................      25,725
Net unrealized appreciation
   of investments ....................................     142,824
                                                          --------
NET ASSETS ...........................................    $411,983
                                                          ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($411,983,016 \d 12,422,137
   SHARES OUTSTANDING) ...............................    $  33.17
                                                          ========

STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      (IN THOUSANDS)
                                                     ----------------
INVESTMENT INCOME:
Dividends ...........................................     $  1,580
                                                          --------
  Total Income ......................................        1,580
                                                          --------
EXPENSES:
Advisory fee ........................................        1,746
Service and distribution plan fees ..................          582
Interest expense ....................................          376
Transfer agent fees .................................           79
Trading service expense .............................           74
Custodian fees ......................................           30
Auditing and legal fees .............................           26
Postage .............................................           21
Printing ............................................           17
Registration and filing fees ........................           15
Insurance, dues and other ...........................           13
Telephone ...........................................           12
Directors' fees and expenses ........................           11
                                                          --------
 Total Expenses before
    Custody Credits .................................        3,002
 Less: Custody Credits ..............................           (1)
                                                          --------
 Net Expenses .......................................        3,001
                                                          --------
NET INVESTMENT LOSS .................................       (1,421)
                                                          --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net Realized Gain ..............................       21,527
     Change in Net Unrealized
        Appreciation ................................      (86,359)
                                                          --------
NET REALIZED GAIN AND CHANGE
 IN NET UNREALIZED APPRECIATION
 ON INVESTMENTS .....................................      (64,832)
                                                          --------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS .......................................     $(66,253)
                                                          ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                           SIX MONTHS
                                                                              ENDED         YEAR ENDED
                                                                          JUNE 30, 2002    DECEMBER 31,
                                                                           (UNAUDITED)         2001
                                                                          -------------    ------------
                                                                                  (IN THOUSANDS)
OPERATIONS:
 Net investment loss .................................................      $  (1,421)      $  (2,839)
 Net realized gain on investments ....................................         21,527          34,456
 Change in net unrealized appreciation ...............................        (86,359)        (99,636)
                                                                           --------------------------
 Net decrease in net assets from operations ..........................        (66,253)        (68,019)
                                                                           --------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................             --         (29,521)
                                                                           --------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................         90,247         328,227
 Proceeds from reinvestment of distributions to shareholders .........             --          27,300
 Cost of shares repurchased ..........................................       (107,705)       (363,887)
                                                                           --------------------------
 Net decrease from capital share transactions ........................        (17,458)         (8,360)
                                                                           --------------------------
TOTAL DECREASE IN NET ASSETS .........................................        (83,711)       (105,900)
NET ASSETS:
 Beginning of period .................................................        495,694         601,594
                                                                           --------------------------
 End of period .......................................................      $ 411,983       $ 495,694
                                                                           ==========================
ACCUMULATED NET INVESTMENT LOSS, END OF PERIOD .......................      $  (1,421)      $      --
                                                                           ==========================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Leveraged Growth Investors, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less, at the date of purchase are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization, and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


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

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND
   DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                        SIX MONTHS         YEAR
                                          ENDED           ENDED
                                      JUNE 30, 2002    DECEMBER 31,
                                       (UNAUDITED)         2001
                                      -------------    ------------
Shares sold ....................          2,394           8,387
Shares issued to
   shareholders in
   reinvestment of
   distributions ...............             --             720
                                       ------------------------
                                          2,394           9,107
Shares repurchased .............          2,871           9,392
                                       ------------------------
Net (decrease) increase ........           (477)           (285)
                                       ========================
Distributions per share
   from net realized gains .....        $    --         $ 2.365
                                       ========================


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                SIX MONTHS ENDED
                                                 JUNE 30, 2002
                                                  (UNAUDITED)
                                                ----------------
                                                 (IN THOUSANDS)
PURCHASES:
Investment Securities ...........................    $50,257
                                                    ========
SALES:
Investment Securities ...........................    $60,794
                                                    ========


4. INCOME TAXES

At June 30, 2002, information on the tax components of capital is as follows:

                                                   (UNAUDITED)
                                                  (IN THOUSANDS)
                                                  --------------
Cost of investment for tax purposes .............    $299,699
                                                    =========
Gross tax unrealized appreciation ...............    $160,192
Gross tax unrealized depreciation ...............      17,497
                                                    ---------
Net tax unrealized appreciation
   on investments ...............................    $142,695
                                                    =========


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                                                                              11

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2002
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES,
   AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $1,746,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2002. This was computed at the rate of 3/4 of 1% of the average daily net assets for the six months ended June 30, 2002 and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2002, fees amounting to $582,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. In the six months ended June 30, 2002 the Fund reimbursed the Distributor $74,000 for trading services it performed on behalf of the Fund.

For the six months ended June 30, 2002, the Fund's expenses were reduced by $784 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan, owned 547,323 shares of the Fund's capital stock, representing 4.4% of the outstanding shares at June 30, 2002.

6. BORROWING ARRANGEMENT

The Fund has a line of credit agreement with State Street Bank and Trust ("SSBT"), in the amount of $37,500,000. The terms of the agreement are as follows: The first $12.5 million is available on a committed basis which, at the Fund's option, may be either at the Bank's prime rate or at the Federal Funds Rate plus 1%, whichever is less, and will be subject to a commitment fee of 1/4 of 1% on the unused portion thereof; amounts in excess of $12.5 million are made available on an unsecured basis at the same interest rate options stated above.

The Fund had borrowings outstanding in the amount of $30,325,000 at June 30, 2002. The weighted average amount of bank loans outstanding for the period ended June 30, 2002, amounted to approximately $26,803,000 at a weighted average interest rate of 2.79%. For the six months ended June 30, 2002, interest expense of approximately $376,000 relating to borrowings under the agreement were paid or payable to SSBT.


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

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS
                                          ENDED                                  YEARS ENDED DECEMBER 31,
                                      JUNE 30, 2002     -----------------------------------------------------------------------
                                       (UNAUDITED)         2001            2000            1999            1998         1997
                                      -----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD .............................   $  38.43         $  45.63        $  57.98        $  48.42        $  35.58     $  31.51
                                      -----------------------------------------------------------------------------------------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment loss ...............       (.11)            (.22)           (.22)           (.14)           (.08)        (.06)
  Net gains or losses on
    securities (both realized
    and unrealized) .................      (5.15)           (4.61)          (7.78)          14.90           14.13         7.37
                                      -----------------------------------------------------------------------------------------
  Total from investment
    operations ......................      (5.26)           (4.83)          (8.00)          14.76           14.05         7.31
                                      -----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
   realized gains ...................         --            (2.37)          (4.35)          (5.20)          (1.21)       (3.24)
                                      -----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......   $  33.17         $  38.43        $  45.63        $  57.98        $  48.42     $  35.58
                                      =========================================================================================
TOTAL RETURN ........................     -13.69%+         -10.53%         -13.92%          30.99%          39.63%       23.79%
                                      =========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) .....................   $411,983         $495,694        $601,594        $763,203        $608,498     $432,815
Ratio of expenses to average net
 assets (including interest
 expense) ...........................       1.29%(1)*        1.16%(1)         .96%(1)         .82%(1)         .87%         .86%
Ratio of expenses to average net
 assets (excluding interest
 expense) ...........................       1.13%(1)*        1.09%(1)         .95%(1)         .82%(1)         .84%         .86%
Ratio of net investment loss to
 average net assets .................      (0.61)%*          (.54)%          (.41)%          (.28)%          (.22)%      (0.17)%
Portfolio turnover rate .............         10%+             50%             28%             27%             54%          37%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE CHANGED.
 *  ANNUALIZED
 +  NOT ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
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VALUE LINE LEVERAGED GROWTH INVESTORS, INC.


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                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.


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


VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.

The Fund may be subject to state and local taxes and the Alternative Minimum tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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